Long-term debt - Schedule of Long-term Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Long-term debt	$ 31,257	$ 30,458
Fixed Rate Senior Notes
Debt Instrument [Line Items]
Debt, interest rate, minimum	0.50%	0.35%
Debt, interest rate, maximum	6.47%	5.83%
Debt, maturity date, beginning	2024
Debt, maturity date, end	2034
Long-term debt	$ 28,886	$ 28,108
Floating Rate Senior Notes
Debt Instrument [Line Items]
Debt, interest rate, minimum	5.39%	4.50%
Debt, interest rate, maximum	6.00%	4.92%
Debt, maturity date, beginning	2024
Debt, maturity date, end	2038
Long-term debt	$ 1,226	$ 1,229
Subordinated debt
Debt Instrument [Line Items]
Debt, interest rate, minimum	3.00%	3.00%
Debt, interest rate, maximum	3.30%	3.30%
Debt, maturity date, beginning	2028
Debt, maturity date, end	2029
Long-term debt	$ 1,145	$ 1,121